Share Capital and Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital and Treasury Shares [Abstract]
Schedule of Issued and Fully Paid

Issued and fully paid

	As at December 31, 2022
	Number of shares in issue	Share capital	RMB equivalent
		US$	RMB
Ordinary shares of US$0.0001 each	265,185,950	25	180

	As at December 31, 2023
	Number of shares in issue	Share capital	RMB equivalent
		US$	RMB
Ordinary shares of US$0.0001 each	290,196,560	27	197

	As at December 31, 2024
	Number of shares in issue	Share capital	RMB equivalent
		US$	RMB
Ordinary shares of US$0.0001 each	315,224,993	29	214

Schedule of Share Capital and Treasury Shares

Movements in the issued share capital and treasury shares from January 1, 2022 to December 31, 2024 were as follows:

	Number of shares	Share capital	Treasury shares	Total
		RMB	RMB	RMB
At January 1, 2022	262,880,613	178	(3)	175
Issue of shares under the pre-IPO share option scheme(a)	2,213,404	2	-	-
Issue of shares under the 2021 RSU scheme(b)	91,933	-	-	-
Repurchase of ordinary shares(c)	-	-	(26,776)	(26,776)
Vesting of restricted share units(d)	-	-	227	227
At December 31, 2022 and January 1, 2023	265,185,950	180	(26,552)	(26,372)
Issue of ordinary shares (e)	22,500,000	15	-	15
Issue of shares under the pre-IPO share option scheme (f)	911,062	1	-	1
Issue of shares under the 2021 RSU scheme (g)	71,034	-	-	-
Equity-settled bonus (h)	1,528,514	1	1	2
Repurchase of ordinary shares (i)	-	-	(5,923)	(5,923)
Vesting of RSUs (j)	-	-	11,123	11,123
At December 31, 2023 and January 1, 2024	290,196,560	197	(21,351)	(21,154)
Issue of ordinary shares (k)	24,307,322	17	-	17
Issue of shares under the pre-IPO share option scheme (l)	656,077	-	-	-
Issue of shares under the 2021 RSU scheme (m)	65,034	-	-	-
Equity-settled bonus (n)	-	-	8,631	8,631
Repurchase of ordinary shares (o)	-	-	(1,959)	(1,959)
Vesting of RSUs (p)	-	-	14,671	14,671
At December 31, 2024	315,224,993	214	(8)	206
At December 31, 2024 in US$	315,224,993	29	(1)	28

(a)	During the year ended December 31, 2022, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company. In connection with the exercised share options, 2,213,404 new shares of the Company were issued with weighted average exercise price of HK$ 0.01, and an amount of RMB2 was credited as share capital.

(b)	In June 2022, the Company issued ordinary shares with respect to the restricted share units under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2022 to those selected persons. In connection with the exercised restricted share units, 91,933 new shares of the Company were issued, and an amount of RMB0.06 was credited as share capital.

(c)	From July to October 2022, the Company purchased 1,715,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB26,776 for the purpose of the 2022 RSU scheme.

(d)	In connection with the vesting of restricted share units granted under 2018 and 2022 RSU Scheme, 416,208 treasury shares were allotted to the employees during the year ended December 31, 2022.

(e)	In connection with the share placement, 22,500,000 placing shares of the Company were issued and allotted at a price of HK$24.45 per share on February 1, 2023, and an amount of RMB15 was credited as share capital.

(f)	During the year ended December 31, 2023, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company before December 31, 2023 to those grantees. In connection with the exercised share options, 911,062 new shares of the Company were issued with a weighted average exercise price of HK$ 0.01, and an amount of RMB1 was credited as share capital.
(g)	In June 2023, the Company issued ordinary shares with respect to the RSUs under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2023 to those selected persons. In connection with the exercised RSUs, 71,034 new shares of the Company were issued, and an amount of RMB0.05 was credited as share capital.

(h)	In June 2023, 1,528,514 ordinary shares and 1,237,884 treasury shares, being underlying shares of the RSUs granted under the 2021 RSU scheme and the 2018 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB1 and RMB1 were credited as share capital and treasury shares, respectively.

(i)	In November 2023, the Company instructed the trustee to purchase 250,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB5,923 for the purpose of the 2022 RSU scheme.

(j)	In connection with the exercise of RSUs granted under the 2018 and 2022 RSU Scheme, 1,069,461 treasury shares were allotted to the employees during the year ended December 31,2023.

(k)	In connection with the subscription of shares, 24,307,322 placing shares of the Company were issued and allotted at a price of HK$24.10 per share on June 20, 2024, and an amount of RMB17 (US$2) was credited as share capital.

(l)	During the year ended December 31, 2024, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company. In connection with the exercised share options, 656,077 new shares of the Company were issued with a weighted average exercise price of HK$ 0.01, and an amount of RMB0.5 (US$0.1) was credited as share capital.

(m)	In June 2024, the Company issued ordinary shares with respect to the RSUs under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2024 to those selected persons. In connection with the exercised RSUs, 65,034 new shares of the Company were issued, and an amount of RMB0.05 (US$0.01) was credited as share capital.

(n)	In September 2024, 397,949 treasury shares and 2,081,399 treasury shares, being underlying shares of the RSUs granted under the 2022 RSU scheme and the 2018 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB8,630 (US$1,182) and RMB1.4 (US$0.2) were both credited as treasury shares.

(o)	In February 2024, the Company instructed the trustee to purchase 100,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB1,959 (US$268) for the purpose of the 2022 RSU Scheme.

(p)	In connection with the vesting of RSUs granted under the 2018 and 2022 RSU Schemes, 939,687 treasury shares were allotted to the employees during the year ended December 31, 2024.